Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

Contractual Obligations and Commercial Commitments

The Company have a variety of contractual obligations and other commercial commitments that represent prospective cash requirements. The following table summarizes our outstanding contractual obligations and commercial commitments as of December 31, 2014.

Contractual Cash Obligations (in thousands)	Rent
2015	$12,999
2016	11,710
2017	11,000
2018	11,203
2019	11,454
Thereafter	108,528
Total	$166,894

Total rental expense was $1.0 million, $0.1 million and $0.0 million during the years ended December 31, 2014, 2013 and 2012, respectively.

Legal Proceedings

We are not a party to any legal proceedings other than legal proceedings arising in the ordinary course of our business. We are also a party to various administrative and regulatory proceedings that have arisen in the ordinary course of our business. Although we cannot predict with certainty the ultimate resolution of such proceedings or other claims asserted against us, we do not believe that any currently pending legal proceeding to which we are a party will have a material adverse effect on our business, financial condition or results of operations.

Daniel Gerber v. Wiltshire Council

On March 5, 2015, the UK High Court issued a verdict that quashed (nullified) the planning permission necessary to build the Company’s 11.2 MW Norrington solar generation facility in Wiltshire, England. The court found that, among other issues, the local Wiltshire council failed to properly notify a local landowner (the claimant) or notify the English historic preservation agency before granting the permission. U.K. counsel have advised us that the quashing of this planning permission deviates significantly from established case law. The Company has therefore decided to appeal this ruling and plans to assert a vigorous defense. At this time, the Company does not have enough information regarding the probable outcome or the estimated range of reasonably probable losses associated with this ruling, and as of December 31, 2014, no such accrual has been recorded in the consolidated financial statements. The solar generation facility was constructed by SunEdison pursuant to an engineering, procurement and construction agreement, under which SunEdison assumed development and construction risk. If the ultimate outcome of this case were unfavorable and no replacement permit could be obtained, the Company would therefore be able recover its investment in this project from SunEdison.